Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%
State income taxes, net of federal benefit	1.30%	(0.10%)
Change in valuation allowance	(38.80%)	(23.10%)
Permanent Items	3.60%	(3.70%)
Provision to return adjustments	(0.10%)	(8.10%)
Actual income tax rate	1.00%	0.00%